Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
September 30, 2024
MDL-NPRT3-1124
1.9899757.104
Foreign Government and Government Agency Obligations - 84.8%
		Principal Amount (a)	Value ($)
BRAZIL - 8.6%
Brazilian Federative Republic 10% 1/1/2027	BRL	30,750,000	5,401,634
Brazilian Federative Republic 10% 1/1/2029	BRL	23,000,000	3,912,633
Brazilian Federative Republic 10% 1/1/2031	BRL	4,750,000	784,831
Brazilian Federative Republic 10% 1/1/2035	BRL	3,750,000	599,426
Brazilian Federative Republic Treasury Bills 0% 1/1/2026	BRL	35,325,000	5,609,218
Brazilian Federative Republic Treasury Bills 0% 1/1/2030	BRL	6,500,000	643,134
Brazilian Federative Republic Treasury Bills 0% 7/1/2026	BRL	27,750,000	4,156,679
Brazilian Federative Republic Treasury Bills 0% 7/1/2027	BRL	5,000,000	666,923
Brazilian Government International Bond 10% 1/1/2025	BRL	13,250,000	2,424,451
TOTAL BRAZIL			24,198,929
CHILE - 1.7%
Chilean Republic 4.7% 9/1/2030 (b)(c)	CLP	975,000,000	1,057,029
Chilean Republic 5% 3/1/2035	CLP	1,255,000,000	1,390,478
Chilean Republic 6% 1/1/2043	CLP	225,000,000	282,093
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	1,775,000,000	2,087,470
TOTAL CHILE			4,817,070
CHINA - 4.5%
Peoples Republic of China 2.68% 5/21/2030	CNY	28,500,000	4,195,435
Peoples Republic of China 2.88% 2/25/2033	CNY	19,750,000	2,973,233
Peoples Republic of China 2.91% 10/14/2028	CNY	9,000,000	1,336,394
Peoples Republic of China 3.12% 10/25/2052	CNY	7,500,000	1,231,391
Peoples Republic of China 3.81% 9/14/2050	CNY	16,550,000	3,001,616
TOTAL CHINA			12,738,069
COLOMBIA - 4.4%
Colombian Republic 5.75% 11/3/2027	COP	3,350,000,000	733,186
Colombian Republic 6% 4/28/2028	COP	1,000,000,000	215,978
Colombian Republic 7% 3/26/2031	COP	3,250,000,000	680,780
Colombian Republic 7% 6/30/2032	COP	18,800,000,000	3,814,039
Colombian Republic 7.25% 10/18/2034	COP	8,000,000,000	1,568,526
Colombian Republic 7.25% 10/26/2050	COP	1,650,000,000	270,134
Colombian Republic 7.5% 8/26/2026	COP	12,750,000,000	2,993,532
Colombian Republic 9.25% 5/28/2042	COP	10,375,000,000	2,165,281
TOTAL COLOMBIA			12,441,456
CZECH REPUBLIC - 4.5%
Czech Republic 0.95% 5/15/2030 (b)	CZK	64,250,000	2,475,665
Czech Republic 1.2% 3/13/2031	CZK	119,630,000	4,586,446
Czech Republic 1.5% 4/24/2040	CZK	12,000,000	375,833
Czech Republic 1.95% 7/30/2037	CZK	28,000,000	988,203
Czech Republic 2% 10/13/2033	CZK	56,750,000	2,171,361
Czech Republic 2.4% 9/17/2025 (b)	CZK	29,250,000	1,277,780
Czech Republic 2.75% 7/23/2029	CZK	17,500,000	750,159
TOTAL CZECH REPUBLIC			12,625,447
DOMINICAN REPUBLIC - 0.3%
Dominican Republic International Bond 10.75% 6/1/2036 (b)	DOP	22,000,000	388,193
Dominican Republic International Bond 13.625% 2/3/2033 (c)	DOP	17,000,000	341,935
TOTAL DOMINICAN REPUBLIC			730,128
EGYPT - 0.7%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	7,000,000	112,708
Arab Republic of Egypt 16.1% 5/7/2029	EGP	2,500,000	38,401
Arab Republic of Egypt Treasury Bills 0% 11/12/2024	EGP	63,700,000	1,254,882
Arab Republic of Egypt Treasury Bills 0% 4/29/2025	EGP	39,450,000	702,869
TOTAL EGYPT			2,108,860
HUNGARY - 2.7%
Hungary Government 2.25% 4/20/2033	HUF	350,000,000	736,079
Hungary Government 2.25% 6/22/2034	HUF	125,000,000	252,764
Hungary Government 2.75% 12/22/2026	HUF	1,267,000,000	3,342,925
Hungary Government 3% 10/27/2038	HUF	310,000,000	603,862
Hungary Government 3.25% 10/22/2031	HUF	112,500,000	267,872
Hungary Government 4.75% 11/24/2032	HUF	265,000,000	681,773
Hungary Government 6.75% 10/22/2028	HUF	583,000,000	1,693,332
TOTAL HUNGARY			7,578,607
INDIA - 1.4%
India Government Bond 6.67% 12/17/2050	INR	181,000,000	2,104,186
India Government Bond 7.18% 7/24/2037	INR	142,500,000	1,755,132
TOTAL INDIA			3,859,318
INDONESIA - 9.3%
Indonesia Government 5.125% 4/15/2027	IDR	11,000,000,000	709,286
Indonesia Government 6.375% 4/15/2032	IDR	80,000,000,000	5,274,433
Indonesia Government 6.5% 2/15/2031	IDR	49,500,000,000	3,294,150
Indonesia Government 6.5% 6/15/2025	IDR	15,750,000,000	1,043,293
Indonesia Government 6.625% 2/15/2034	IDR	44,750,000,000	2,987,842
Indonesia Government 7.125% 6/15/2038	IDR	24,000,000,000	1,648,057
Indonesia Government 7.125% 6/15/2042	IDR	7,500,000,000	512,249
Indonesia Government 7.125% 6/15/2043	IDR	14,100,000,000	961,557
Indonesia Government 7.5% 4/15/2040	IDR	32,700,000,000	2,313,110
Indonesia Government 7.5% 8/15/2032	IDR	8,000,000,000	559,490
Indonesia Government 8.25% 5/15/2029	IDR	25,500,000,000	1,819,059
Indonesia Government 8.25% 5/15/2036	IDR	250,000,000	18,684
Indonesia Government 8.375% 3/15/2034	IDR	33,300,000,000	2,485,212
Indonesia Government 8.375% 4/15/2039	IDR	19,750,000,000	1,493,833
Indonesia Government 8.375% 9/15/2026	IDR	18,400,000,000	1,264,544
TOTAL INDONESIA			26,384,799
MALAYSIA - 10.0%
Malaysia Government 3.519% 4/20/2028	MYR	28,000,000	6,802,231
Malaysia Government 3.582% 7/15/2032	MYR	13,500,000	3,236,857
Malaysia Government 3.757% 5/22/2040	MYR	5,500,000	1,297,965
Malaysia Government 3.828% 7/5/2034	MYR	3,650,000	891,783
Malaysia Government 3.885% 8/15/2029	MYR	11,175,000	2,755,958
Malaysia Government 3.906% 7/15/2026	MYR	6,500,000	1,593,056
Malaysia Government 4.065% 6/15/2050	MYR	7,250,000	1,725,846
Malaysia Government 4.18% 5/16/2044	MYR	3,000,000	739,753
Malaysia Government 4.457% 3/31/2053	MYR	3,250,000	821,923
Malaysia Government 4.504% 4/30/2029	MYR	6,500,000	1,642,158
Malaysia Government 4.642% 11/7/2033	MYR	3,000,000	776,719
Malaysia Government 4.696% 10/15/2042	MYR	1,550,000	407,883
Malaysia Government 4.736% 3/15/2046	MYR	3,250,000	857,122
Malaysia Government 4.762% 4/7/2037	MYR	11,000,000	2,897,053
Malaysia Government 4.893% 6/8/2038	MYR	6,750,000	1,802,275
TOTAL MALAYSIA			28,248,582
MEXICO - 9.4%
United Mexican States 10% 11/20/2036	MXN	5,000,000	265,403
United Mexican States 5.75% 3/5/2026	MXN	102,500,000	4,944,363
United Mexican States 7.5% 5/26/2033	MXN	72,500,000	3,293,641
United Mexican States 7.5% 6/3/2027	MXN	51,250,000	2,503,526
United Mexican States 7.75% 11/13/2042	MXN	77,500,000	3,279,895
United Mexican States 7.75% 11/23/2034	MXN	66,250,000	3,013,626
United Mexican States 8% 7/31/2053	MXN	48,750,000	2,068,403
United Mexican States 8.5% 11/18/2038	MXN	16,000,000	748,758
United Mexican States 8.5% 5/31/2029	MXN	130,500,000	6,464,605
TOTAL MEXICO			26,582,220
PARAGUAY - 0.2%
Republic of Paraguay 7.9% 2/9/2031 (c)	PYG	5,000,000,000	655,161
PERU - 2.4%
Peruvian Republic 5.35% 8/12/2040	PEN	1,850,000	437,032
Peruvian Republic 5.4% 8/12/2034	PEN	6,350,000	1,606,182
Peruvian Republic 5.94% 2/12/2029	PEN	3,750,000	1,046,077
Peruvian Republic 6.15% 8/12/2032	PEN	2,500,000	683,523
Peruvian Republic 6.35% 8/12/2028	PEN	2,575,000	730,129
Peruvian Republic 6.9% 8/12/2037	PEN	3,750,000	1,040,176
Peruvian Republic 6.95% 8/12/2031	PEN	1,750,000	504,500
Peruvian Republic 7.3% 8/12/2033 (b)(c)	PEN	2,750,000	800,099
TOTAL PERU			6,847,718
POLAND - 4.7%
Republic of Poland 1.25% 10/25/2030	PLN	11,050,000	2,326,723
Republic of Poland 1.75% 4/25/2032	PLN	11,000,000	2,269,382
Republic of Poland 2.75% 10/25/2029	PLN	19,950,000	4,694,962
Republic of Poland 2.75% 4/25/2028	PLN	5,750,000	1,398,528
Republic of Poland 4.75% 7/25/2029	PLN	5,250,000	1,346,515
Republic of Poland 5% 10/25/2034	PLN	3,750,000	954,808
Republic of Poland 6% 10/25/2033	PLN	750,000	206,063
TOTAL POLAND			13,196,981
ROMANIA - 4.6%
Romanian Republic 3.25% 6/24/2026	RON	14,750,000	3,154,197
Romanian Republic 3.65% 9/24/2031	RON	13,750,000	2,585,994
Romanian Republic 4.25% 4/28/2036	RON	2,000,000	364,176
Romanian Republic 4.75% 10/11/2034	RON	2,000,000	388,403
Romanian Republic 5% 2/12/2029	RON	24,150,000	5,131,156
Romanian Republic 5.8% 7/26/2027	RON	3,250,000	720,494
Romanian Republic 6.7% 2/25/2032	RON	1,250,000	281,346
Romanian Republic 7.2% 10/30/2033	RON	1,250,000	291,494
TOTAL ROMANIA			12,917,260
SOUTH AFRICA - 8.9%
South African Republic 6.25% 3/31/2036	ZAR	38,500,000	1,641,779
South African Republic 6.5% 2/28/2041	ZAR	53,750,000	2,148,087
South African Republic 7% 2/28/2031	ZAR	61,250,000	3,172,894
South African Republic 8% 1/31/2030	ZAR	133,250,000	7,440,463
South African Republic 8.5% 1/31/2037	ZAR	55,000,000	2,762,908
South African Republic 8.75% 2/28/2048	ZAR	85,750,000	4,147,230
South African Republic 8.875% 2/28/2035	ZAR	71,000,000	3,801,731
TOTAL SOUTH AFRICA			25,115,092
THAILAND - 4.6%
Kingdom of Thailand 1.585% 12/17/2035	THB	99,000,000	2,785,211
Kingdom of Thailand 1.6% 6/17/2035	THB	37,000,000	1,048,408
Kingdom of Thailand 2% 6/17/2042	THB	70,500,000	1,947,712
Kingdom of Thailand 2.875% 6/17/2046	THB	9,200,000	275,346
Kingdom of Thailand 3.3% 6/17/2038	THB	97,000,000	3,218,569
Kingdom of Thailand 3.39% 6/17/2037	THB	45,000,000	1,507,548
Kingdom of Thailand 3.45% 6/17/2043	THB	65,000,000	2,183,425
TOTAL THAILAND			12,966,219
TURKEY - 1.5%
Turkish Republic 10.5% 8/11/2027	TRY	15,250,000	278,127
Turkish Republic 12.6% 10/1/2025	TRY	18,000,000	415,622
Turkish Republic 17.3% 7/19/2028	TRY	25,000,000	529,964
Turkish Republic 17.8% 7/13/2033	TRY	18,000,000	371,211
Turkish Republic 26.2% 10/5/2033	TRY	37,500,000	1,079,026
Turkish Republic 31.08% 11/8/2028	TRY	32,750,000	981,854
Turkish Republic 9.3% 12/4/2024	TRY	25,000,000	691,681
TOTAL TURKEY			4,347,485
URUGUAY - 0.4%
Uruguay Republic 8.25% 5/21/2031	UYU	6,500,000	143,855
Uruguay Republic 8.5% 3/15/2028 (b)	UYU	35,825,000	840,514
Uruguay Republic 9.75% 7/20/2033	UYU	3,680,820	87,909
TOTAL URUGUAY			1,072,278
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $229,864,785)			239,431,679

Non-Convertible Corporate Bonds - 2.8%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 2.8%
Financials - 2.8%
Banks - 2.4%
Corp Andina de Fomento 7.65% 3/5/2031 (b)	INR	95,000,000	1,133,412
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	107,000,000	1,261,895
Inter-American Development Bank 5.1% 11/17/2026	IDR	5,000,000,000	324,749
Inter-American Development Bank 5.7% 11/12/2024	INR	20,000,000	236,962
Inter-American Development Bank 7% 1/25/2029	INR	105,000,000	1,263,083
Inter-American Development Bank 7.35% 10/6/2030	INR	205,000,000	2,499,528
			6,719,629
Capital Markets - 0.1%
Asian Infrastructure Investment Bank/The 6.65% 6/30/2033 (b)	INR	45,000,000	526,498
Financial Services - 0.3%
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	60,000,000	723,425
TOTAL FINANCIALS			7,969,552

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $8,024,459)			7,969,552

U.S. Treasury Obligations - 0.5%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/14/2024 (Cost $1,351,427)	5.30	1,360,000	1,352,254

Money Market Funds - 9.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $27,511,279)	4.89	27,505,778	27,511,279

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $266,751,950)	276,264,764
NET OTHER ASSETS (LIABILITIES) - 2.2%	6,122,996
NET ASSETS - 100.0%	282,387,760

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	925,215	BRL	5,133,000	Bank of America, N.A.	11/19/24	(11,685)
USD	876,931	BRL	4,990,000	Goldman Sachs Bank USA	11/19/24	(33,868)
USD	791,387	BRL	4,458,000	Citibank, N.A.	11/19/24	(22,309)
USD	453,632	BRL	2,484,000	Bank of America, N.A.	11/19/24	241
USD	771,049	CLP	703,929,000	Goldman Sachs Bank USA	11/19/24	(11,424)
USD	698,675	CLP	662,833,000	Bank of America, N.A.	11/19/24	(38,116)
USD	685,739	CLP	636,914,000	Royal Bank of Canada	11/19/24	(22,242)
USD	1,187,205	COP	4,839,300,000	BNP Paribas S.A.	11/19/24	43,959
USD	260,107	COP	1,097,000,000	BNP Paribas S.A.	11/19/24	949
USD	657,236	COP	2,815,600,000	Bank of America, N.A.	11/19/24	(7,927)
USD	1,227,965	CZK	27,716,000	JPMorgan Chase Bank, N.A.	11/19/24	3,099
USD	600,604	CZK	13,606,000	State Street Bank and Trust Co	11/19/24	(692)
USD	759,788	CZK	17,228,000	BNP Paribas S.A.	11/19/24	(1,576)
USD	433,656	CZK	9,789,000	BNP Paribas S.A.	11/19/24	1,047
USD	2,085,469	EUR	1,858,000	Citibank, N.A.	11/19/24	13,062
USD	671,955	EGP	35,580,000	Goldman Sachs Bank USA	3/13/25	(15,586)
USD	274,409	HUF	96,812,000	Canadian Imperial Bk. of Comm.	11/19/24	3,666
USD	1,081,749	IDR	16,826,600,000	Bank of America, N.A.	11/19/24	(27,444)
USD	565,165	IDR	8,592,200,000	BNP Paribas S.A.	11/19/24	(1,224)
USD	838,417	INR	70,230,000	Goldman Sachs Bank USA	11/19/24	2,131
USD	690,856	KRW	918,700,000	State Street Bank and Trust Co	11/19/24	(7,658)
USD	1,608,401	MXN	32,226,000	Bank of America, N.A.	11/19/24	(15,764)
USD	1,076,502	MXN	21,445,000	State Street Bank and Trust Co	11/19/24	(4,309)
USD	746,645	MXN	14,598,000	JPMorgan Chase Bank, N.A.	11/19/24	10,918
USD	735,711	MXN	14,507,000	Goldman Sachs Bank USA	11/19/24	4,570
USD	1,932,184	MYR	8,405,000	Goldman Sachs Bank USA	11/19/24	(111,253)
USD	1,057,514	MYR	4,560,000	Goldman Sachs Bank USA	11/19/24	(51,120)
USD	17,514	MYR	72,426	Euroclear Bank S.A.	10/02/24	(50)
USD	845,432	PEN	3,197,000	Citibank, N.A.	11/19/24	(16,463)
USD	698,794	PHP	39,108,000	Citibank, N.A.	11/19/24	444
USD	674,135	PLN	2,605,000	Goldman Sachs Bank USA	11/19/24	(1,854)
USD	239,564	PLN	919,000	BNP Paribas S.A.	11/19/24	1,086
USD	977,240	PLN	3,753,000	Bank of America, N.A.	11/19/24	3,348
USD	336,524	THB	11,388,000	JPMorgan Chase Bank, N.A.	11/19/24	(18,372)
USD	581,260	THB	18,734,000	JPMorgan Chase Bank, N.A.	11/19/24	(2,567)
USD	465,731	TRY	16,889,000	Goldman Sachs Bank USA	11/19/24	(2,550)
USD	689,075	TWD	21,792,000	Goldman Sachs Bank USA	11/19/24	(53)
BRL	4,069,000	USD	745,006	Royal Bank of Canada	11/19/24	(2,312)
BRL	3,851,000	USD	702,226	Citibank, N.A.	11/19/24	677
BRL	3,950,000	USD	716,683	State Street Bank and Trust Co	11/19/24	4,290
CLP	456,904,000	USD	498,803	Bank of America, N.A.	11/19/24	9,081
CLP	583,153,000	USD	622,628	Citibank, N.A.	11/19/24	25,593
CLP	650,024,000	USD	714,037	BNP Paribas S.A.	11/19/24	8,516
CLP	655,645,000	USD	731,665	State Street Bank and Trust Co	11/19/24	(2,864)
CNY	72,858,000	USD	10,319,099	Goldman Sachs Bank USA	11/19/24	107,885
CNY	16,486,000	USD	2,347,597	Bank of America, N.A.	11/19/24	11,777
CNY	5,452,000	USD	785,025	State Street Bank and Trust Co	11/19/24	(4,769)
CNY	3,063,000	USD	439,297	Goldman Sachs Bank USA	11/19/24	(940)
COP	3,092,900,000	USD	737,458	Goldman Sachs Bank USA	11/19/24	(6,785)
CZK	61,638,000	USD	2,755,461	HSBC Bank	11/19/24	(31,466)
CZK	2,303,000	USD	102,754	JPMorgan Chase Bank, N.A.	11/19/24	(977)
EUR	1,225,000	USD	1,371,928	Canadian Imperial Bk. of Comm.	11/19/24	(5,567)
IDR	51,361,300,000	USD	3,314,274	Bank of America, N.A.	11/19/24	71,412
INR	122,429,000	USD	1,456,621	Bank of America, N.A.	11/19/24	1,241
INR	135,472,000	USD	1,613,722	Bank of America, N.A.	11/19/24	(547)
KRW	918,700,000	USD	691,428	Bank of America, N.A.	11/19/24	7,087
MXN	18,464,000	USD	952,588	Royal Bank of Canada	11/19/24	(22,017)
MXN	34,411,000	USD	1,732,115	BNP Paribas S.A.	11/19/24	2,172
MXN	11,917,000	USD	593,216	JPMorgan Chase Bank, N.A.	11/19/24	7,391
MXN	1,084,000	USD	55,551	Goldman Sachs Bank USA	11/19/24	(919)
MXN	25,556,000	USD	1,294,123	BNP Paribas S.A.	11/19/24	(6,121)
MYR	3,031,000	USD	704,802	Goldman Sachs Bank USA	11/19/24	32,100
MYR	9,934,000	USD	2,287,096	State Street Bank and Trust Co	11/19/24	128,074
PEN	1,323,000	USD	353,450	Goldman Sachs Bank USA	11/19/24	3,224
PHP	39,108,000	USD	700,358	Bank of America, N.A.	11/19/24	(2,008)
PLN	2,605,000	USD	681,651	Canadian Imperial Bk. of Comm.	11/19/24	(5,662)
PLN	4,382,000	USD	1,134,639	Bank of America, N.A.	11/19/24	2,477
PLN	14,132,000	USD	3,675,198	Canadian Imperial Bk. of Comm.	11/19/24	(7,986)
PLN	10,236,000	USD	2,672,508	Canadian Imperial Bk. of Comm.	11/19/24	(16,296)
PLN	5,535,000	USD	1,438,556	Canadian Imperial Bk. of Comm.	11/19/24	(2,240)
PLN	1,907,000	USD	498,460	Canadian Imperial Bk. of Comm.	11/19/24	(3,599)
PLN	930,455	USD	242,831	BNP Paribas S.A.	10/01/24	(1,091)
RON	8,438,000	USD	1,895,302	Citibank, N.A.	11/19/24	(8,702)
THB	432,747,000	USD	12,843,063	JPMorgan Chase Bank, N.A.	11/19/24	643,077
THB	27,870,000	USD	848,789	Goldman Sachs Bank USA	11/19/24	19,752
TRY	131,245,000	USD	3,513,131	Citibank, N.A.	11/19/24	125,896
TRY	25,841,000	USD	692,199	Bank of America, N.A.	11/19/24	24,294
TRY	23,392,000	USD	650,386	BNP Paribas S.A.	11/19/24	(1,797)
TWD	21,792,000	USD	688,205	Royal Bank of Canada	11/19/24	924
ZAR	14,623,000	USD	816,992	Canadian Imperial Bk. of Comm.	11/19/24	25,850
ZAR	12,475,000	USD	698,785	JPMorgan Chase Bank, N.A.	11/19/24	20,251
USD	1,037,162	ZAR	18,662,000	Canadian Imperial Bk. of Comm.	11/19/24	(38,482)
EGP	35,580,000	USD	638,206	Goldman Sachs Bank USA	3/13/25	49,334
USD	69,834	ZAR	1,203,125	Bank of America, N.A.	10/02/24	199
USD	1,498,696	ZAR	25,924,000	Bank of America, N.A.	11/19/24	4,485

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						826,326
Unrealized Appreciation						1,425,579
Unrealized Depreciation						(599,253)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
INR	-	Indian Rupee
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
PYG	-	Paraguay Guarani
RON	-	Romanian Leu
THB	-	Thailand Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguay Peso
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,586,660 or 3.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,941,694 or 1.7% of net assets.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	40,241,620	96,815,049	109,545,390	1,287,878	-	-	27,511,279	0.1%
Total	40,241,620	96,815,049	109,545,390	1,287,878	-	-	27,511,279

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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